Loans, Impaired Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Oct. 31, 2019
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	$ 4,432	$ 3,551
Base case scenario [member] | Previously stated [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	3,921	3,534
Pessimistic scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	1,093
Probability Weighted Scenarios [Member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	$ 610	$ 450